Balance Sheet (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 600	$ 14,773
Assets, Current	600	14,773
Assets	600	14,773
Liabilities, Current
Accounts payable	559
Notes payable to stockholder	39,550	35,650
Liabilities, Current	40,109	35,650
Liabilities	40,109	35,650
Stockholders' (deficit)
Common Stock, Value, Issued	50,000	11,157
Additional Paid in Capital, Common Stock	58,954,763	106,172
(Deficit) accumulated during the development stage	(59,044,272)	(138,206)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(39,509)	(20,877)
Total liabilities and stockholders' (deficit)	600	14,773
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares Issued	500,000,000	111,570,000
Common Stock, Shares Outstanding	500,000,000	111,570,000
Common Stock, Value, Outstanding	$ 50,000	$ 11,157